ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities
	December 31
	2021	2020

Accrued expenses	$12,599	$9,601
Employees and related benefits	42,002	38,358
Accrued vacation pay	13,404	10,827
Advances from customers	24,310	24,753
Government authorities	27,174	10,365
Accrued interest	3,450	—
Other	1,723	1,231

	$124,662	$95,135